Share Capital (Details)																																1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 06, 2023 shares	May 02, 2023 USD ($) $ / shares shares	Mar. 09, 2023	Jan. 26, 2023 shares	Jan. 24, 2023 USD ($) $ / shares	Nov. 22, 2022 USD ($) shares	Nov. 21, 2022 USD ($) $ / shares shares	Oct. 28, 2022 USD ($) $ / shares shares	Sep. 22, 2022 USD ($) $ / shares shares	Sep. 21, 2022 USD ($) $ / shares	Sep. 08, 2022 USD ($) shares	Sep. 06, 2022 USD ($) $ / shares	Aug. 25, 2022 USD ($) shares	Aug. 18, 2022 USD ($) $ / shares	Aug. 11, 2022 USD ($) $ / shares shares	Aug. 04, 2022 USD ($) shares	Jul. 29, 2022 USD ($) $ / shares	Apr. 29, 2022 $ / shares shares	Apr. 22, 2022 shares	Mar. 22, 2022 $ / shares	Mar. 17, 2022 shares	Mar. 15, 2022 USD ($) $ / shares shares	Mar. 14, 2022 USD ($) $ / shares shares	Feb. 10, 2022 USD ($) shares	Jan. 14, 2022 USD ($) shares	Nov. 21, 2021 $ / shares	Nov. 12, 2021 USD ($) $ / shares shares	Nov. 11, 2021 USD ($) $ / shares shares	Nov. 10, 2021 USD ($) $ / shares shares	Jul. 26, 2021 $ / shares shares	Jul. 16, 2021 shares	Jul. 31, 2023 USD ($)	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Sep. 22, 2023 shares
Share Capital (Details) [Line Items]
Stock price (in Dollars per share) | $ / shares																		$ 8.49				$ 4	$ 25			$ 0.01				$ 0.53
Reverse stock split			the Company implemented a 1-for-10 reverse stock split
Number of ordinary shares issued (in Shares)	20,610	637,254		421,052				82,000			60,810				20,620	91,836					4,000,000												475,959
Number of RSUs granted	200,014	707,352		774,736				82,000									112,456
Accounts paybale | $																																	$ 528,315
Issuance of shares to ASDT (in Shares)																							86,996
Issuance of shares to ASDT | $																							$ 2,124,615												$ 2,124,615
Net proceeds after deducting expenses | $
Issuance of share on private placement (in Shares)																								8,000	154,000		2,126,400
Proceeds from issuance of shares | $																																$ 360,960				$ 5,054,058	$ 1,477
Advisory fees | $																											$ 508,078
Issuance of shares upon conversion of note (in Shares)																						164,574
Issuance of shares upon conversion of note | $																						$ 6,559,294													6,559,000
Accrued interest | $																						23,686
Loans and borrowings | $																						$ 6,582,980															$ 1,350,813
Gross proceeds from issuance of shares | $																																		$ 14,654,593	$ 14,654,593
Issuance of shares in holigen acquisition (in Shares)																											13,129,212										13,129,212
Amount of gross consideration | $						$ 138,000		$ 210,740			$ 431,757		$ 560,135		$ 200,014	$ 890,818								$ 20,000	$ 385,000		$ 5,312,136										$ 1,477	$ 156
Weighted average number of common shares outstanding for basic (in Shares)																																	4,029,293		29,930,094	16,223,996
Weighted average number of ordinary shares outstanding for diluted earnings per share (in Shares)																																	4,029,293	2,683,544	29,930,094	16,223,996	13,129,212	13,129,212
Expenses related to the RSUs as consulting fees | $																																	$ 1,695,753
Granted																																	1,058,306		780,400
Fair value of the granted RSUs | $												$ 431,757
Exercised																																	582,347		382,835
Restricted stock units, shares (in Shares)																																	161,295						879,895
Common shares par value (in Dollars per share) | $ / shares																				$ 31			$ 4				$ 2.5	$ 2.5	$ 2.5	$ 0.53
Issuance of share to founder (in Shares)																															5,626,806
Issuance of share in seed subscription (in Shares)																														468,900
Issuance of share on conversion of debt (in Shares)																							1,645,745					880,000	880,000
Settlement of bridge loan | $																							$ 6,582,980					$ 2,200,000	$ 2,200,000							2,200,000
Halo Collective, Inc Loan [Member]
Share Capital (Details) [Line Items]
Stock price (in Dollars per share) | $ / shares																						$ 40
Issuance of shares upon conversion of note (in Shares)																						164,574
Issuance of shares upon conversion of note | $																						$ 6,559,294
Accrued interest | $																						23,686
Loans and borrowings | $																						$ 6,582,980
Previously stated [member]
Share Capital (Details) [Line Items]
Issuance of shares to ASDT (in Shares)																							869,963
Issuance of shares to ASDT | $																																		$ 2,174,908
Issuance of shares upon conversion of note (in Shares)																						1,645,745
Issuance of shares upon conversion of note | $																																		$ 6,559,000
Settlement of bridge loan | $																																				2,200,000
Previously stated [member] | Halo Collective, Inc Loan [Member]
Share Capital (Details) [Line Items]
Issuance of shares upon conversion of note (in Shares)																						1,645,745
Halo Collective, Inc
Share Capital (Details) [Line Items]
Stock price (in Dollars per share) | $ / shares																						$ 4
Loans and borrowings | $																																				6,716,190	$ 4,688,226
Issuance of share (in Shares)																																						13,129,212
Cannahealth Limited [Member]
Share Capital (Details) [Line Items]
Common shares par value (in Dollars per share) | $ / shares																											$ 0.01
Issuance of share (in Shares)																											13,129,212
Restricted Stock Units [Member[
Share Capital (Details) [Line Items]
Number of RSUs granted												60,810		675,676
Maximum percentage of issued share capital in qualifying ESOP incentives																																			20.00%
Restricted stock units (in Shares)																			248,053
Service cost | $																																			$ 561,285
Expenses related to the RSUs as consulting fees | $																																			$ 2,431,464
Vesting period																			36 months
Granted		637,254			421,052			82,000	300,000	98,896		60,810			20,620		112,456		2,480,532																7,804,046
Market price per share of RSUs granted (in Dollars per share) | $ / shares							$ 0.23	$ 0.26	$ 0.56								$ 0.97
Fair value of the granted RSUs | $		$ 707,352			$ 774,736		$ 138,000	$ 210,740	$ 168,000	$ 598,321				$ 560,135	$ 212,386		$ 1,090,832
Exercised							60,810	82,000									112,456																		3,828,353
Restricted stock units, shares (in Shares)									30,000																								475,959
Restricted Stock Units [Member[ | Previously stated [member]
Share Capital (Details) [Line Items]
Number of RSUs granted												608,108
Restricted Stock Units [Member[ | Consultant [Member]
Share Capital (Details) [Line Items]
Market price per share of RSUs granted (in Dollars per share) | $ / shares		$ 1.11			$ 1.84		$ 2.3	$ 2.6		$ 6.1		$ 7.1		$ 8.3	$ 10.3		$ 9.7
Restricted Stock Units [Member[ | Officer [Member]
Share Capital (Details) [Line Items]
Market price per share of RSUs granted (in Dollars per share) | $ / shares									$ 5.6
Holigen Limited
Share Capital (Details) [Line Items]
Stock price (in Dollars per share) | $ / shares																		$ 84.9
Issuance of shares in holigen acquisition (in Shares)																		190,000
Holigen Limited | Previously stated [member]
Share Capital (Details) [Line Items]
Issuance of shares in holigen acquisition (in Shares)																		1,900,000
RSUs [Member]
Share Capital (Details) [Line Items]
Number of ordinary shares issued (in Shares)						60,000									206,200
Fair Value [Member] | Restricted Stock Units [Member[
Share Capital (Details) [Line Items]
Number of RSUs granted								820,000									1,124,569
Granted							60,000	820,000						67,567			1,124,569
Exercised							600,000	820,000									1,124,569																		67,567
Restricted stock units, shares (in Shares)							600,000
Fair Value [Member] | Restricted Stock Units [Member[ | Consultant [Member]
Share Capital (Details) [Line Items]
Exercised																																			60,000
Ordinary shares [member]
Share Capital (Details) [Line Items]
Stock price (in Dollars per share) | $ / shares
Number of RSUs granted																	112,456
Granted										988,961
Common shares par value (in Dollars per share) | $ / shares
Ordinary shares [member] | Restricted Stock Units [Member[
Share Capital (Details) [Line Items]
Granted												608,108		675,676	206,200
Market price per share of RSUs granted (in Dollars per share) | $ / shares										$ 0.61		$ 0.71		$ 0.83	$ 1.03
Fair value of the granted RSUs | $														$ 560,135	$ 212,386
Exercised												608,108		675,676
Ordinary shares [member] | Share capital [member]
Share Capital (Details) [Line Items]
Fair value of the granted RSUs | $												$ 431,757
Common Shares [Member]
Share Capital (Details) [Line Items]
Number of ordinary shares issued (in Shares)													675,676			918,369
Restricted stock units, shares (in Shares)																																	140,746
Common Shares [Member] | Fair Value [Member]
Share Capital (Details) [Line Items]
Number of ordinary shares issued (in Shares)						600,000		820,000					67,567
Number of RSUs granted							60,000							67,567			1,124,569
Common Shares [Member] | Ordinary shares [member] | Previously stated [member]
Share Capital (Details) [Line Items]
Number of ordinary shares issued (in Shares)											608,108
Private placement
Share Capital (Details) [Line Items]
Stock price (in Dollars per share) | $ / shares																							$ 2.5				$ 2.5		$ 2.5
Issuance of share on private placement (in Shares)																							16,200				2,126,400
Proceeds from issuance of shares | $																							$ 405,000				$ 5,312,136
Advisory fees | $																							$ 126,519				$ 508,078
Issuance of share on conversion of debt (in Shares)																													880,000
Settlement of bridge loan | $																													$ 2,200,000
Private placement | Common Shares [Member]
Share Capital (Details) [Line Items]
Issuance of share on private placement (in Shares)																							162,000
IPO
Share Capital (Details) [Line Items]
Net proceeds after deducting expenses | $																						$ 14,682,089
Issuance of shares from IPO (in Shares)																						400,000
Gross proceeds from issuance of shares | $																						$ 16,000,000
IPO | Previously stated [member]
Share Capital (Details) [Line Items]
Issuance of shares from IPO (in Shares)																						4,000,000